                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/08

Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one):  [_] is a restatement
                                  [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     EMS Capital LP
Address:  499 Park Avenue, 11th floor
          New York, NY 10022

Form 13F File Number: 28-12164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin J. Barrett
Title:  Chief Financial Officer
Phone:  212-891-2713

Signature, Place, and Date of Signing:

Kevin J. Barrett    New York, NY          November 14, 2008
----------------    --------------        -----------------
  [Signature]       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $199644
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

                                               Market
                                               Value    Share /                                       Voting Authority
                         Title of             (x$1000)   Prn      Share / Put / Investment  Other   ---------------------
Name of Issuer            Class       Cusip    (USD)    Amount     Prn    Call  Discretion Managers   Sole    Shared None
--------------          ----------- --------- -------- ---------- ------- ----- ---------- -------- --------- ------ ----
AMERICAN APPAREL INC       COM       23850100   1478     180,200  SH            SOLE                  180,200
ANNALY CAPITAL
  MANAGEMENT               COM       35710409   6295     468,000  SH            SOLE                  468,000
CENTRAL EUROPEAN MEDIA     CL-A     G20045202  13080     200,000  SH            SOLE                  200,000
COMCAST CORP               CL-A     20030N101  16705     851,000  SH            SOLE                  851,000
EQUINIX INC                COM      29444U502  36467     525,000  SH            SOLE                  525,000
GENPACT LTD                COM      G3922B107  16105   1,550,000  SH            SOLE                1,550,000
IHS INC                    CL-A     451734107  18341     385,000  SH            SOLE                  385,000
K12 INC                    COM      48273U102   2385      90,000  SH            SOLE                   90,000
LIBERTY ACQUISITION HOL    UNIT
                        99/99/9999  53015Y206  17355   1,950,000  SH            SOLE                1,950,000
MASTERCARD INC             CL-A     57636Q104  26600     150,000  SH            SOLE                  150,000
MFA MORTGAGE
  INVESTMENTS INC          COM      55272X102   7696   1,184,000  SH            SOLE                1,184,000
QUALCOMM INC               COM      747525103  36525     850,000  SH            SOLE                  850,000
VISA INC                   CL-A     92826C839    614      10,000  SH            SOLE                   10,000